SHARE-BASED COMPENSATION (Details) (USD $)	12 Months Ended
Dec. 28, 2013
Equity Incentive Plan 1998 [Member]
Shares, Outstanding at December 29, 2012 (in shares)	347,293
Shares, Forfeited/cancelled (in shares)	(82,200)
Shares, Outstanding at December 28, 2013 (in shares)	265,093
Shares, Options vested and exercisable at December 28, 2013 (in shares)	265,093
Weighted Average Exercise Price, Outstanding at December 29, 2012 (in dollars per share)	$ 10.60
Weighted Average Exercise Price, Forfeited/cancelled (in dollars per share)	$ 10.91
Weighted Average Exercise Price, Outstanding at December 28, 2013 (in dollars per share)	$ 10.50
Weighted Average Exercise Price, Options vested and exercisable at December 28, 2013 (in dollars per share)	$ 10.50
Weighted Average Remaining Contractual Term, Outstanding at December 28, 2013	2 years 10 months 24 days
Weighted Average Remaining Contractual Term, Options vested and exercisable at December 28, 2013	2 years 10 months 24 days
Aggregate Instrinsic Value, Outstanding at December 28, 2013	$ 9,450
Aggregate Instrinsic Value, Options vested and exercisable at December 28, 2013	9,450
Supplemental Stock Plan 2000 [Member]
Shares, Outstanding at December 29, 2012 (in shares)	102,000
Shares, Forfeited/cancelled (in shares)	(19,400)
Shares, Outstanding at December 28, 2013 (in shares)	82,600
Shares, Options vested and exercisable at December 28, 2013 (in shares)	82,600
Weighted Average Exercise Price, Outstanding at December 29, 2012 (in dollars per share)	$ 11.44
Weighted Average Exercise Price, Forfeited/cancelled (in dollars per share)	$ 11.88
Weighted Average Exercise Price, Outstanding at December 28, 2013 (in dollars per share)	$ 11.33
Weighted Average Exercise Price, Options vested and exercisable at December 28, 2013 (in dollars per share)	$ 11.33
Weighted Average Remaining Contractual Term, Outstanding at December 28, 2013	3 years 6 months
Weighted Average Remaining Contractual Term, Options vested and exercisable at December 28, 2013	3 years 6 months
Aggregate Instrinsic Value, Outstanding at December 28, 2013	0
Aggregate Instrinsic Value, Options vested and exercisable at December 28, 2013	$ 0